Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.90498	0.93756	0.88292
Euro weakens by 1% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1161	1.0773
Carrying amount	€ 10,569	€ (18,873)
OCI	€ (106)	€ 189
Euro weakens by 1% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1161	1.0773
Profit/(loss)	€ (1,872)	€ (1,529)
Carrying amount	€ 187,222	€ 153,023
Euro strengths by 1% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.094	1.0559
Carrying amount	€ 10,783	€ (19,255)
OCI	€ 108	€ (193)
Euro strengths by 1% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.094	1.0559
Profit/(loss)	€ 1,910	€ 1,559
Carrying amount	€ 191,004	€ 156,115
Euro weakens by 5% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1603	1.1199
Carrying amount	€ 10,167	€ (18,154)
OCI	€ (508)	€ 908
Euro weakens by 5% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1603	1.1199
Profit/(loss)	€ (9,004)	€ (7,351)
Carrying amount	€ 180,090	€ 147,194
Euro strengths by 5% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0498	1.0133
Carrying amount	€ 11,237	€ (20,065)
OCI	€ 562	€ (1,003)
Euro strengths by 5% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0498	1.0133
Profit/(loss)	€ 9,952	€ 8,125
Carrying amount	€ 199,046	€ 162,688
Euro weakens by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2155	1.1733
Carrying amount	€ 9,705	€ (17,329)
OCI	€ (970)	€ 1,733
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2155	1.1733
Profit/(loss)	€ (17,190)	€ (14,034)
Carrying amount	€ 171,904	€ 140,503
Euro strengths by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.9945	0.9599
Carrying amount	€ 11,861	€ (21,180)
OCI	€ 1,186	€ (2,118)
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.9945	0.9599
Profit/(loss)	€ 21,010	€ 17,153
Carrying amount	€ 210,105	€ 171,726